Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
December 31, 2025 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—94.4%
		Air Transportation—2.7%
$ 3,150,233	[2,3]	AerCap Holdings NV, 5.172% (SOFR CME +1.500%), 12/31/2028	9/22/2021	$ 3,152,403	$ 3,150,233
9,900,000	[2,3]	Avolon TLB 2030, 5.484% (SOFR CME + 1.750%), 6/24/2030	10/3/2024	9,912,594	9,900,000
14,211,084	[2,3]	Yeco Leasing Ltd. (Cayman, Inc.), 5.735%–5.916% (SOFR CME +1.750%), 12/15/2029	3/20/2025- 4/22/2025	14,107,084	14,211,084
		TOTAL			27,261,317
		Automotive—0.2%
1,600,000	[2,3]	JSC UzAuto Motors (“UzAuto Motors”), 8.509% (SOFR CME +4.250%), 8/24/2026	9/18/2023	1,600,000	1,600,000
		Banking—11.8%
7,800,000	[2,3]	Joint Stock Commercial Bank Agrobank, 6.673% (SOFR CME +3.050%), 11/12/2027	12/15/2025	7,800,000	7,800,000
EUR 9,000,000	[2,3]	Joint-Stock Co. Asakabank, 4.932% (3-month EURIBOR +2.850%), 12/7/2027	12/9/2025	10,566,456	10,576,800
$10,400,000	[2,3]	Joint-Stock Co. Asakabank, 6.185% (SOFR CME +2.500%), 4/29/2026	4/25/2025	10,400,000	10,400,000
8,000,000	[2,3]	National Bank of Egypt, 5.064% (SOFR CME +1.500%), 7/31/2026	12/19/2025	7,759,843	7,774,897
15,000,000	[2,3]	National Bank of Egypt, 5.772% (SOFR CME +1.991%), 6/3/2026	6/21/2024- 9/13/2024	15,002,833	15,000,000
20,000,000	[2,3]	QNB Finansbank Anonim Sirketi, 4.433% (SOFR CME +0.800%), 5/18/2026	12/19/2025	20,000,000	20,000,000
EUR 5,000,000	[2,3]	T.C. Ziraat Bankasi AS, Istanbul (“Ziraat”), 2.890% (3-month EURIBOR +0.850%), 5/25/2026	5/2/2025	5,578,209	5,867,805
13,500,000	[2,3]	TurkExim Bank (Turkiye Ihracat Kredi Bankasi A.S.) the Republic of Turkiye, state owned bank and the official Export Credit Agency of Turkiye, 3.105% (6-month EURIBOR +2.156%), 5/19/2026	10/15/2025	15,647,230	15,815,523
10,000,000	[2,3]	Yapi ve Kredi Bankasi A.S., 3.032% (3-month EURIBOR +0.950%), 6/15/2026	8/5/2025- 8/7/2025	11,556,838	11,751,038
$10,063,350	[2]	Yapi ve Kredi Bankasi A.S., 5.205%, 7/23/2026	6/18/2025	9,492,959	9,835,556
5,000,000	[2,3]	Ziraat Bank USD, 4.942% (SOFR CME +1.100%), 5/25/2026	4/25/2025	4,953,375	5,010,592
		TOTAL			119,832,211
		Basic Industry - Metals/Mining Excluding Steel—7.1%
EUR 10,500,000	[2,3]	Almalyk Mining Metallurgical Complex JSC, 5.199%–5.352% (3-month EURIBOR +3.300%), 4/23/2030	8/5/2025- 10/15/2025	12,240,840	12,339,600
$ 8,550,000	[2]	CSN, 5.700%, 2/10/2026	11/3/2025	8,550,000	8,547,572
11,686,956	[2,3]	CSN, 6.216% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 3/4/2025	12,769,081	11,375,288
10,947,368	[2,3]	Glencore Eramet, 6.672% (SOFR CME +3.000%), 12/31/2029	5/15/2025	11,631,579	11,004,691
5,500,000	[2,3]	Harmony Gold Mining Co. Ltd., 6.810% (SOFR +2.800%), 5/31/2027	7/30/2018- 4/30/2021	5,507,949	5,500,000
379,069	[2,3]	Navoi Mining and Metallurgical Co., 8.630% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	375,676	379,069
14,000,000	[2,3]	Trafigura Pte., Ltd., 5.116% (SOFR CME +1.400%), 6/30/2026	6/26/2024- 8/22/2025	14,000,000	14,078,153
9,307,514	[2,3]	Trafigura Pte Ltd., 5.116% (SOFR CME +1.400%), 12/3/2026	12/4/2025	9,307,514	9,302,805
		TOTAL			72,527,178
		Beverages—0.9%
9,023,438	[2,3]	International Beverage Tashkent, 8.762% (SOFR CME +4.500%), 5/23/2029	12/23/2021- 3/26/2025	9,023,437	9,023,438
		Chemicals—2.9%
2,960,000	[2,3]	Egyptian Ethylene & Derivatives Co. SAE, 7.723% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	2,960,000	2,953,480

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Chemicals—continued
EUR 8,000,000	[2,3]	Ineos Rafnes AS, 4.255% (3-month EURIBOR +2.019%), 4/30/2030	10/3/2025	$ 9,320,415	$ 9,159,675
$ 2,400,000	[2,3]	PJSC Acron, 6.659% (SOFR CME + 1.700%), 5/18/2026	11/10/2021	2,400,000	2,394,823
15,000,000	[2,3]	Valentra LLC, 8.010% (SOFR CME +4.000%), 12/31/2030	11/26/2025	15,000,000	15,000,000
		TOTAL			29,507,978
		Communications - Telecom Wirelines—6.8%
EUR 12,506,897	[2,3]	Antin Elephant Bidco B.V., 4.210%–4.424% (3-month EURIBOR +2.200%), 6/29/2029	3/18/2025- 10/29/2025	13,538,766	14,645,664
$13,216,875	[2,3]	Dobson Technologies, Inc., 7.440%–7.700% (SOFR CME +3.750%), 9/26/2029	12/16/2024- 12/31/2025	13,216,875	13,178,844
10,917,500	[2,3]	Gridiron Fiber Corp., 7.436% (SOFR CME +3.750%), 4/1/2032	11/22/2023- 3/26/2025	10,851,266	10,917,500
EUR 4,000,000	[2,3]	Srbija Telecom, 7.999% (6-month EURIBOR +5.850%), 7/3/2028	7/1/2025	4,716,998	4,722,750
12,750,000	[2,3]	TDC Net A/S, 4.509% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 11/5/2024	13,718,901	14,983,800
9,200,000	[2,3]	Telekom Srbija a.d. Beograd, 5.613% (6-month EURIBOR +3.500%), 12/5/2029	11/28/2024	9,665,588	10,855,807
		TOTAL			69,304,365
		Consumer Goods - Food - Wholesale—1.2%
$12,500,000	[2,3]	Marfrig Global Foods S.A., 5.492% (SOFR CME +1.800%), 4/27/2026	5/24/2024	12,500,000	12,517,895
1	[3,4,5,6]	Vicentin S.A.I.C., 11.579% (SOFR CME +6.000%), 1/15/2024	12/28/2017- 1/15/2020	1	0
		TOTAL			12,517,895
		Energy - Exploration & Production—9.0%
12,641,995	[2,3]	Azule Energy Holding Ltd., 8.620% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 5/6/2025	12,561,995	12,795,767
9,043,478	[2,3]	BlueNord Energy Denmark A/S, 7.690% (SOFR CME +4.030%), 12/31/2029	6/7/2024- 7/17/2025	9,043,478	9,043,478
4,319,246	[2,3]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 7.982% (SOFR CME +4.250%), 6/30/2029	3/28/2024- 12/19/2024	4,303,399	4,275,779
10,500,000	[2,3]	Carmo Energy S.A., 6.415% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	10,500,000	10,500,000
11,000,000	[2,3]	CC Energy Development Ltd., 7.649% (SOFR CME +4.500%), 12/31/2030	8/31/2022	11,000,000	11,000,000
9,985,395	[2,3]	Neo Energy Group Ltd., 7.712%–8.788% (SOFR CME +4.000%), 6/30/2031	7/24/2025- 12/30/2025	11,896,669	9,985,395
GBP 278,228	[2,3]	Neo Energy Group Ltd., 7.986% (SONIA +4.000%), 6/30/2031	7/24/2025	371,658	375,038
$ 9,000,000	[2,3]	OQ SAOC, 4.690% (SOFR CME +0.850%), 9/17/2026	1/28/2025	8,990,250	9,014,288
5,000,000	[2,3]	SOCAR Energy, 8.218% (SOFR CME +3.450%), 8/11/2026	8/11/2021	4,957,500	5,000,000
9,852,096	[2,3]	Sonangol Finance Ltd., 9.081%–9.277% (SOFR CME +5.250%), 8/31/2026	9/14/2021- 12/12/2025	9,754,726	9,852,096
9,339,683	[2,3]	Sonangol Finance Ltd. (SFL), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.276% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	9,321,065	9,339,683
		TOTAL			91,181,524
		Energy - Gas Distribution—6.2%
11,413,312	[2,3]	BOTAS Ministry of Treasury and Finance of the Republic of Turkiye, 6.101%–6.136% (SOFR CME +2.350%), 10/16/2028	10/13/2025- 11/13/2025	11,413,312	11,413,312
8,328,689	[2,3]	Caliche Development Partners III LLC, SPV, 6.370% (SOFR CME +2.250%), 10/1/2029	12/4/2024- 12/23/2025	8,328,689	8,328,689
6,277,059	[2,3]	Energia Mayakan SA de CV, 6.541%–6.561% (SOFR CME +2.750%), 3/20/2031	10/8/2024- 11/4/2025	6,243,764	6,277,059
13,990,318	[2,3]	Matterhorn Express Pipeline LLC, 6.072% (SOFR CME +2.250%), 3/31/2031	11/4/2025	13,972,830	13,990,318
7,993,482	[2,3]	Nigeria LNG Ltd., 7.684% (SOFR CME +3.750%), 3/31/2029	2/5/2025	7,699,499	7,928,999
8,064,132	[2,3]	Venture Global Calcasieu Pass LLC, 6.691% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 2/10/2023	8,029,595	8,064,132

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—continued
$ 375,215	[2,3]	Venture Global Plaquemines Cont Reserve, 5.941% (SOFR CME +2.225%), 5/25/2029	8/27/2025	$ 375,215	$ 374,277
2,945,374	[2,3]	Venture Global Plaquemines LNG LLC, 5.941% (SOFR CME +2.225%), 5/25/2029	12/15/2022- 1/23/2025	2,945,374	2,935,566
3,280,000	[2,3]	VMOS S.A., 9.099%–9.705% (SOFR CME +5.500%), 7/8/2030	8/18/2025- 12/9/2025	3,280,000	3,280,000
		TOTAL			62,592,352
		Energy - Integrated Energy—7.6%
20,000,000	[2,3]	BP Oil International Ltd., 4.504% (SOFR CME +0.400%), 2/2/2026	12/23/2025	20,000,000	20,000,000
10,689,676	[2,3]	Heritage Petrol Co. Ltd., 9.235% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	10,953,160	10,689,676
5,027,027	[2,3]	Leopard Funding Ltd., 9.973% (SOFR CME +6.250%), 9/17/2029	6/9/2025	4,972,777	5,142,783
12,869,114	[2,3]	Northern Hydrocarbon Funding Ltd., 9.214% (SOFR CME +5.500%), 9/30/2029	7/15/2025- 10/30/2025	12,858,604	13,054,161
12,018,182	[2,3]	Puma International Financing S.A. (Lux, Inc.), 5.935% (SOFR CME +2.100%), 6/4/2028	5/30/2024- 5/27/2025	12,003,182	11,990,649
16,221,443	[2,3]	Staatsolie Maatschappij Suriname NV (“Staatsolie”), 9.358% (SOFR CME +5.500%), 5/24/2032	5/15/2025- 11/21/2025	16,221,443	16,221,443
		TOTAL			77,098,712
		Energy - Oil Field Equipment & Services—7.2%
7,116,979	[2,3]	Alfa Lula Alto S.a.r.l., 6.502% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	7,046,202	7,233,071
1,826,782	[2,3]	Alfa Lula Alto S.a.r.l., 6.702% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	1,798,553	1,866,123
10,706,985	[2,3]	Beta Lula Central S.a.r.l. (Lux, Inc.), 6.512% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	10,665,082	10,891,246
2,940,000	[2,3]	EDRILL T15 Pte. Ltd, 7.570% (SOFR CME +3.500%), 2/29/2028	6/20/2025	2,925,300	2,928,394
3,136,000	[2,3]	EDRILL Vencedor PTE, 7.570% (SOFR CME +3.500%), 2/29/2028	6/20/2025	3,120,320	3,123,596
14,417,633	[2,3]	GY-DW-UK-IV Ltd., 5.912% (SOFR CME +2.100%), 8/14/2028	11/5/2024- 8/21/2025	14,358,393	14,414,125
2,379,958	[2,3]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 6.512% (SOFR CME +2.300%), 5/29/2026	4/11/2022- 12/8/2023	2,380,628	2,379,958
15,941,863	[2,3]	Tartaruga MV29 B.V., 6.450% (SOFR CME +2.350%), 3/15/2032	7/16/2025	15,865,670	15,887,619
1,245,218	[2,3]	Ten FPSO, 7.741% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 12/19/2024	1,179,223	1,233,890
12,951,875	[2,3]	Yinson Azalea Production Pte Ltd., 6.529% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 12/15/2025	12,931,251	12,951,875
		TOTAL			72,909,897
		Energy - Oil Refining and Marketing—2.7%
5,000,000	[2,3]	Dangote, 10.972% (SOFR CME +6.500%), 8/31/2029	12/9/2025	4,995,000	4,993,328
7,500,000	[2]	P.M.I. Trading, DAC, 5.676%, 4/14/2026	12/3/2025	7,358,991	7,378,130
15,000,000	[2]	P.M.I. Trading, DAC, 5.723%, 1/8/2026	12/15/2025	14,945,159	14,981,132
		TOTAL			27,352,590
		Foreign Sovereign—11.0%
EUR 1,553,571	[2,3]	Benin, Government of, 6.073% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	1,675,836	1,825,757
1,371,429	[2,3]	Benin, Government of, 6.434% (6-month EURIBOR +4.300%), 12/21/2026	12/21/2021	2,321,075	1,587,488
1,485,714	[2]	Benin, Government of, 6.434%, 12/21/2026	12/22/2021	1,683,983	1,746,011
12,500,000	[2,3]	Cote D’Ivoire, Government of, 5.153% (6-month EURIBOR +3.050%), 3/9/2026	5/21/2024	13,569,994	14,690,000
$ 7,486,137	[2,3]	Egypt, Government of, 7.393%–7.555% (SOFR CME +4.000%), 12/7/2026	9/25/2025- 12/8/2025	7,486,137	7,486,137
1,489,930	[2,3]	Egypt, Government of, 6.594%–7.056% (SOFR CME +3.150%), 1/4/2027	6/24/2025- 12/25/2025	1,489,930	1,489,930

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$ 352,121	[2,3]	Egypt, Government of, 7.685%–8.192% (SOFR CME +4.000%), 6/1/2026	6/9/2024- 5/27/2025	$ 352,121	$ 352,121
6,964,350	[2,3]	GOV Pakistan 216, 7.437%–7.882% (SOFR CME +3.900%), 8/24/2026	6/14/2025- 11/4/2025	6,964,350	7,105,595
1,233,991	[2,3]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.261% (SOFR CME +4.150%), 1/20/2026	10/30/2024- 1/16/2025	1,233,991	1,236,558
1,000,000	[2,3]	Kenya, Government of, 10.920% (SOFR CME +6.450%), 3/4/2026	2/16/2024	993,250	1,000,000
EUR 3,500,000	[2,3]	Minister of Finance of Ukraine, 6.160% (3-month EURIBOR +4.100%), 9/1/2026	8/25/2021	4,114,075	3,711,381
9,375,000	[2,3]	Republic of Senegal via Ministry of Finance and Budget, 7.944% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	10,186,142	9,227,384
8,000,000	[2,3]	Senegal, Government of, 6.872% (3-month EURIBOR +4.850%), 3/1/2026	6/9/2023	8,596,798	9,244,887
5,486,111	[2,3]	The Republic De Cote D’Ivoire Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 7.776% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	5,980,713	6,447,277
1,000,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.336% (6-month EURIBOR +4.250%), 3/3/2027	9/8/2025	1,157,455	1,163,336
1,998,709	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.353% (3-month EURIBOR +4.250%), 3/8/2029	9/8/2025	2,263,023	2,281,562
$ 8,400,000	[2]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 9.526%, 10/23/2026	10/26/2025	8,400,000	8,400,000
EUR 11,500,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 4.920% (3-month EURIBOR +2.850%), 7/14/2026	8/15/2025	13,378,522	13,514,800
15,000,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 4.916% (6-month EURIBOR +2.850%), 3/18/2026	4/23/2025	16,988,254	17,628,000
$ 2,000,000	[2,3]	United Republic of Tanzania Ministry of Finance & Economic Affairs, 9.883% (SOFR CME +5.850%), 8/9/2026	5/20/2024	2,000,250	2,000,000
		TOTAL			112,138,224
		Supranational—3.3%
EUR 7,000,000	[2,3]	Afrexim TL 2025, 2.869% (3-month EURIBOR +2.022%), 2/27/2026	8/19/2025	8,253,634	8,217,043
$ 4,000,000	[2,3]	Afreximbank 209, 4.639%–4.943% (SOFR CME +0.379%), 5/18/2026	4/30/2025- 5/15/2025	4,000,000	4,000,000
8,750,000	[2,3]	Bank of Industry Ltd. (BOI) Guarantor - Africa Finance Corp., 6.077% (SOFR CME +2.200%), 9/30/2027	12/3/2024	8,750,000	8,750,000
4,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.467% (SOFR CME +1.750%), 12/16/2026	11/22/2024	4,000,000	3,999,328
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.645%–5.688% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
4,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.655% (SOFR CME +1.950%), 12/16/2027	12/11/2024	4,000,000	3,997,159
		TOTAL			33,963,530
		Telecommunications - Wireless—8.3%
5,800,000	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.061% (SOFR CME +4.311%), 9/13/2028	5/20/2024- 5/28/2024	5,648,600	5,725,722
5,722,500	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.061% (SOFR CME +4.311%), 9/13/2028	9/13/2024	5,666,275	5,701,789
9,500,000	[2,3]	IHS Holding Ltd., Cayman Islands, Inc., 8.405% (SOFR CME +4.500%), 10/9/2029	10/8/2024	9,500,000	9,500,000
6,871,154	[2,3]	IHS Zambia Ltd., 9.166% (SOFR CME +5.262%), 12/15/2027	11/11/2021- 10/17/2024	6,867,416	7,020,848
EUR 7,800,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and Inc. in Spain, 4.813% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 4/23/2025	8,318,474	9,567,881
7,700,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 4.813% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 2/25/2025	8,494,246	9,445,216
$18,000,000	[2,3]	Phoenix Tower International Spain ETVE, SL, 7.672% (SOFR CME +4.000%), 8/10/2027	11/21/2022- 10/27/2025	17,941,583	18,213,897
8,500,000	[2,3]	Tillman Infrastructure ABS SUB 1, LLC, 7.100% (SOFR CME +3.000%), 4/23/2029	6/25/2024	8,457,500	8,563,604

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Telecommunications - Wireless—continued
EUR 9,000,000	[2,3]	Vantage Towers AG, 4.268% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	$ 9,673,010	$ 10,576,800
		TOTAL			84,315,757
		Transportation - Transport Infrastructure/Services—3.2%
$19,500,000	[2,3]	Impala Terminals Switzerland S.a.r.l., 6.148% (SOFR CME +4.250%), 7/21/2028	8/4/2025	19,500,000	19,500,000
4,268,571	[2,3]	Maher Terminals LLC, 6.466% (SOFR CME +2.750%), 11/17/2027	3/7/2024	4,236,557	4,268,572
8,175,000	[2,3]	Transnet SOC Ltd., 8.401% (SOFR CME +4.250%), 6/21/2027	11/14/2024- 12/4/2025	8,150,849	8,175,000
		TOTAL			31,943,572
		Utility - Electric Distribution/Transmission—0.5%
5,000,000	[2,3]	Oman Electricity Transmission Co. S.A.O.C., 4.793% (SOFR CME +4.280%), 3/26/2026	6/30/2025- 11/4/2025	4,994,125	4,998,981
		Utility - Electric-Generation—1.8%
EUR 5,499,970	[2,3]	Eesti Energia AS, 6.600% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	6,059,592	6,463,565
$10,000,000	[2,3]	Karadeniz WAF, 8.722% (SOFR CME +4.950%), 11/7/2030	8/26/2025	10,000,000	9,983,026
2,193,512	[2,3]	Qatar Electricity and Water Co. (QEWC) Q.P.S.C, 4.893% (SOFR CME +5.320%), 6/30/2027	2/8/2024	2,157,019	2,174,156
		TOTAL			18,620,747
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $947,400,712)			958,690,268
		INVESTMENT COMPANY—0.9%
8,807,679		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[7] (IDENTIFIED COST $8,807,679)			8,807,679
		TOTAL INVESTMENT IN SECURITIES—95.3% (IDENTIFIED COST $956,208,391)			967,497,947
		OTHER ASSETS AND LIABILITIES - NET—4.7%[8]			47,693,933
		NET ASSETS—100%			$1,015,191,880
At December 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
1/26/2026	State Street Bank & Trust Co.	8,000,000	EUR	$9,387,230	$(23,726)
1/26/2026	Toronto Dominion Bank	43,900,000	EUR	$52,143,266	$500,643
1/26/2026	UBS AG	280,000	EUR	$373,196	$(4,221)
2/27/2026	State Street Bank & Trust Co.	43,770,000	EUR	$51,149,889	$(417,255)
3/25/2026	Toronto Dominion Bank	60,000,000	EUR	$70,060,740	$(711,422)
4/20/2026	Credit Agricole CIB	58,450,000	EUR	$69,383,078	$360,356
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(295,625)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$43,649,984
Purchases at Cost	$398,242,184
Proceeds from Sales	$(433,084,489)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$8,807,679
Shares Held as of 12/31/2025	8,807,679
Dividend Income	$1,792,791

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2025, these restricted securities amounted to
$958,690,268, which represented 94.4% of net assets.

2
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input.
Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Non-income-producing security.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$958,690,268	$958,690,268
Investment Company	8,807,679	—	—	8,807,679
TOTAL SECURITIES	$8,807,679	$—	$958,690,268	$967,497,947
Other Financial Instruments[1]
Assets	$—	$860,999	$—	$860,999
Liabilities	—	(1,156,624)	—	(1,156,624)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(295,625)	$—	$(295,625)

1	Other financial instruments are foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2025	$826,370,289
Accreted/amortized discount/premiums	1,347,786
Realized gain (loss)	4,688,695
Change in unrealized appreciation/depreciation	11,253,270
Purchases	657,819,143
(Sales)	(542,788,915)
Balance as of 12/31/2025	$958,690,268
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2025	$12,347,198

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound
JSC	—Joint Stock Company
PRIME	—Prime Rate
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
USD	—United States Dollar